Contract Assets and Liabilities - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 276,518	$ 139,218
Net provision for allowance for credit losses	60,732	229,672
Recoveries	(241,807)	(92,865)
Exchange difference	1,315	493
Balance at end of the year	$ 96,758	$ 276,518